Investments - Mortgage Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 19,802.9	$ 18,952.0
Commercial mortgage loans
Mortgage loan disclosures
Mortgage loans, purchased	261.3		$ 45.7
Mortgage loans, Total amortized cost	$ 16,243.4	$ 16,007.7
Percent of mortgage loans (as a percent)	100.00%	100.00%
Commercial mortgage loans | Office
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 4,331.8	$ 4,801.0
Percent of mortgage loans (as a percent)	26.70%	29.90%
Commercial mortgage loans | Retail
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 1,502.5	$ 1,625.5
Percent of mortgage loans (as a percent)	9.20%	10.20%
Commercial mortgage loans | Industrial
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 3,246.4	$ 2,975.7
Percent of mortgage loans (as a percent)	20.00%	18.60%
Commercial mortgage loans | Apartments
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 6,848.3	$ 6,255.2
Percent of mortgage loans (as a percent)	42.20%	39.10%
Commercial mortgage loans | Hotel
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 72.5	$ 85.7
Percent of mortgage loans (as a percent)	0.40%	0.50%
Commercial mortgage loans | Mixed use/other
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 241.9	$ 264.6
Percent of mortgage loans (as a percent)	1.50%	1.70%
Commercial mortgage loans | New England
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 513.3	$ 587.1
Percent of mortgage loans (as a percent)	3.20%	3.70%
Commercial mortgage loans | Middle Atlantic
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 4,518.8	$ 4,550.2
Percent of mortgage loans (as a percent)	27.80%	28.40%
Commercial mortgage loans | East North Central
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 653.9	$ 625.3
Percent of mortgage loans (as a percent)	4.00%	3.90%
Commercial mortgage loans | West North Central
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 371.9	$ 339.4
Percent of mortgage loans (as a percent)	2.30%	2.10%
Commercial mortgage loans | South Atlantic
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 2,565.5	$ 2,471.9
Percent of mortgage loans (as a percent)	15.80%	15.40%
Commercial mortgage loans | East South Central
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 340.6	$ 379.8
Percent of mortgage loans (as a percent)	2.10%	2.40%
Commercial mortgage loans | West South Central
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 1,208.8	$ 1,247.8
Percent of mortgage loans (as a percent)	7.40%	7.80%
Commercial mortgage loans | Mountain
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 940.9	$ 928.0
Percent of mortgage loans (as a percent)	5.80%	5.80%
Commercial mortgage loans | Pacific
Mortgage loan disclosures
Mortgage loans, Total amortized cost	$ 5,129.7	$ 4,878.2
Percent of mortgage loans (as a percent)	31.60%	30.50%
Residential mortgage loans
Mortgage loan disclosures
Mortgage loans, purchased	$ 1,805.2	$ 2,272.4	$ 1,021.4
Mortgage loans, sold	512.8
Mortgage loans, Total amortized cost	$ 3,559.5	$ 2,944.3